Business Combinations - Summary of Results of Operations (Details) - EUR (€) € in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Sales revenue		€ 13,904	€ 8,969
Cost of sales		2,483	1,653
Gross profit on sales		11,421	7,316
Research and development costs		2,322	2,188
Sales costs		14,195	8,311
Loss on operations		(12,864)	(7,261)
Other expenses		188	43
Other income		6,101	681
Loss before income tax		9,027	(7,685)
Income tax		€ 26	€ 0
Cutanea Life Sciences, Inc [Member]
Statement Line Items [Line Items]
Sales revenue	€ 546
Cost of sales	(875)
Gross profit on sales	(329)
Research and development costs	(370)
General administrative costs	(1,807)
Sales costs	(3,480)
Loss on operations	(5,986)
Interest expenses	(10)
Other expenses	(63)
Other income	5,588
Loss before income tax	(471)
Income tax	0
Loss after income tax	€ (471)